Investment in finance and sales-type leases, net (Tables)	6 Months Ended
Jun. 30, 2022
Flight Equipment, Net [Abstract]
Schedule of components of net investment in finance leases
Components of investment in finance leases, net as of June 30, 2022 and December 31, 2021 were as follows:

	June 30, 2022	December 31, 2021
Future minimum lease payments to be received, net	$1,664,495	$1,275,379
Estimated residual values of leased flight equipment	1,105,961	1,131,419
Less: Unearned income	(671,494)	(406,286)
Less: Allowance for credit losses (Note 21)	(65,929)	(71,292)
	$2,033,033	$1,929,220